BALANCE SHEET INFORMATION - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment
Property and equipment, gross		$ 62,677	$ 63,802	$ 54,650
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(50,649)	(47,247)	(41,797)
Property, Plant and Equipment, Net, Total	$ 11,334	12,028	16,555	12,853
Machinery and Equipment [Member]
Property, Plant and Equipment
Property and equipment, gross		49,095	48,534	47,777
Leasehold Improvements [Member]
Property, Plant and Equipment
Property and equipment, gross		12,473	14,405	6,029
Furniture and Fixtures [Member]
Property, Plant and Equipment
Property and equipment, gross		$ 1,109	$ 863	$ 844